Convertible Debentures	12 Months Ended
Dec. 31, 2020
Convertible Debentures Abstract
Convertible Debentures

16. CONVERTIBLE DEBENTURES

On July 30, 2020, the Company closed the private placement (the “Financing”) of secured convertible debentures (the “Debentures”) for total proceeds of C$17.91 million.

The Debentures have a term of 36 months and are convertible into common shares of the Company prior to maturity at a conversion price of C$5.30 per common share. The Debentures bear interest at an annual rate of 5.75%, payable in cash semi-annually. Interest on the Debentures may alternatively be paid in common shares of the Company at the Company’s option based on the 10-day volume-weighted average price of the common shares prior to the payment date and an effective annual rate of 10%. The Debentures are secured against the Company’s assets in Mexico.

On or after July 30, 2022 and prior to maturity, the Company may accelerate the conversion of the entire issuance of Debentures, provided that the 20-day VWAP of the common shares on or after such 24-month anniversary is equal to greater than C$12.50.

The purchasers of the Debentures were also issued 1,006,542 common share purchase warrants (“Warrants”), with an exercise price of C$5.75 and an expiry date of July 30, 2023. In connection with the Financing, the Company granted 136,887 common share purchase warrants (the “Broker Warrants”), with an exercise price of C$5.75 and an expiry date of July 30, 2023.

Net proceeds from the Debentures were C$17.1 million ($12.8 million) after cash transaction costs of C$768 ($572) and were allocated between debt and equity components. On initial recognition, the fair value of the debt of C$8,459 ($6,298) was estimated using a coupled Black-Scholes model based on an expected term of 36 months and a coupon rate of 5.75%. The residual portion of C$6,382 ($4,751) represented the value of the conversion option and other features of the Debentures, and was recognized in equity net of a deferred tax recovery of C$2,301 ($1,713) related to a taxable temporary difference on this equity component.

The debt component is recorded at amortized cost and is accreted to the principal amount over the term of the Debentures. The Company recorded interest expense of C$1,594 ($1,222) for the period from closing to December 31, 2020. The Company elected to pay the first interest payment in common shares valued at C$754 ($588) on December 31, 2020.

	2020
	$ CAD	$ USD

Proceeds on issuance of Debenture	17,910	13,334
Transaction costs paid	(768)	(572)
Portion allocated to equity - conversion option and other features	(8,683)	(6,464)
Interest expense	1,594	1,222
Value of shares issued to settle interest payable	(754)	(588)
Exchange differences	-	351
Balance at December 31, 2020	9,299	7,283